UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenwood Gearhart Inc.
Address:   Post Office Box 4278
   	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     	Mary Ann Greenwood
Title:    	President
Phone:    	479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 15, 2012
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total(x$1,000):  $121,887

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     2652    70342 SH       Sole                    70342
American Express               COM              025816109     3169    55733 SH       Sole                    55733
BNY Mellon                     COM              064058100     1960    86642 SH       Sole                    86642
Boeing Company                 COM              097023105     2841    40825 SH       Sole                    40825
Bunge Limited                  COM              013317810     2227    33207 SH       Sole                    33207
Caterpillar, Inc               COM              149123101     3008    34965 SH       Sole                    34965
Chevron                        COM              166764100     3939    33796 SH       Sole                    33796
Cisco Systems                  COM              17275R102     3290   172293 SH       Sole                   172293
Coca-Cola                      COM              191216100     2813    74152 SH       Sole                    74152
ConocoPhillips                 COM              20825c104     1409    24637 SH       Sole                    24637
Corning, Inc.                  COM              219350105     2756   209565 SH       Sole                   209565
Dell Inc.                      COM              24702r101     2208   224030 SH       Sole                   224030
Diageo Plc ADR                 COM              25243q205     3131    27777 SH       Sole                    27777
Diamond Offshore Dr            COM              25271c102     1610    24460 SH       Sole                    24460
Disney, (Walt) Co              COM              254687106     3799    72659 SH       Sole                    72659
DuPont deNemours               COM              263534109     2657    52847 SH       Sole                    52847
Exxon Mobil Corp               COM              30231G102     4370    47781 SH       Sole                    47781
FedEx Corp                     COM              31428X106     2615    30902 SH       Sole                    30902
General Electric               COM              369604103     3907   172060 SH       Sole                   172060
General Motors                 COM              37045v100     1637    71970 SH       Sole                    71970
Goodyear Tire                  COM              382550101     1722   141230 SH       Sole                   141230
Home Depot                     COM              437076102     3952    65469 SH       Sole                    65469
Int'l Business Mach            COM              459200101     2798    13486 SH       Sole                    13486
Intel Corp                     COM              458140100     2582   113984 SH       Sole                   113984
J.B. Hunt                      COM              445658107      730    14024 SH       Sole                    14024
JC Penney Co., Inc.            COM              708160106     2017    83050 SH       Sole                    83050
JP Morgan Chase                COM              46625H100     2742    67743 SH       Sole                    67743
Johnson & Johnson              COM              478160104     4498    65270 SH       Sole                    65270
L-3 Communications             COM              502424104     1913    26671 SH       Sole                    26671
Lowe's                         COM              548661107     2721    89981 SH       Sole                    89981
McDonalds Corp                 COM              580135101     2521    27475 SH       Sole                    27475
Microsoft                      COM              594918104     2755    92564 SH       Sole                    92564
Novartis AG ADR                COM              66987V109     2369    38674 SH       Sole                    38674
Pfizer Inc                     COM              717081103     3493   140555 SH       Sole                   140555
Philips Elec ADR               COM              500472303     3878   165377 SH       Sole                   165377
Phillips 66                    COM              718546104      668    14410 SH       Sole                    14410
Procter & Gamble               COM              742718109     2523    36369 SH       Sole                    36369
Raytheon Company               COM              755111507     2394    41876 SH       Sole                    41876
Royal Dutch Shl ADR            COM              780259206     2915    41996 SH       Sole                    41996
Spirit Aerosystems             COM              848574109     1599    71985 SH       Sole                    71985
Stryker Corp                   COM              863667101     1976    35505 SH       Sole                    35505
Terex Corp.                    COM              880779103      390    17273 SH       Sole                    17273
Transocean Ltd                 COM              033380941     1632    36350 SH       Sole                    36350
Tyson Foods Cl A               COM              902494103     1715   107041 SH       Sole                   107041
United Technologies            COM              913017109     3737    47728 SH       Sole                    47728
Wal-Mart Stores                COM              931142103     3458    46858 SH       Sole                    46858
Zimmer Inc.                    COM              98956p102     2194    32453 SH       Sole                    32453